Commitments and Contingencies - Dispute to Special Communication Tax and Value Added Tax - Additional Information (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2020 TRY (₺)
Dispute on special communication tax and value added tax [member]
Disclosure of commitments and contingencies [line items]
Tax collected by Large Taxpayers Office by offsetting receivables	₺ 80,355